Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.      Commitments and Contingencies

(a)  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any claims or contingent liabilities, which should be disclosed, or for which a provision should be established and has not in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the protection and indemnity association (“P&I Association”) in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year.  Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

(b)  As of December 31, 2022, part of the Company’s fleet was operating under time-charters. The minimum contractual annual charter revenues, net of related commissions to third parties (including related parties), to be generated from the existing as of December 31, 2022 non-cancelable time charter contract are estimated at $48,683 until December 31, 2023, and at $26,231 until December 31, 2024.

(c)  The Company rents its office spaces in Greece under various lease agreements with unaffiliated parties. The durations of these agreements vary from a few months to 3 years and certain of these contracts, and as of December 31, 2022 the weighted-average remaining lease term for all lease agreements is 2.42 years. The contracts also bear the option for the Company to extend the lease terms for further periods. Under ASC 842, the Company, as a lessee, has classified these contracts as operating leases and accordingly, a lease liability of $163 and $84, respectively, and an equal right-of-use asset based on the present value of future minimum lease payments for the fixed periods of each contract have been recognized on the December 31, 2022 and 2021 balance sheets. The weighted average discount rate used for the calculation of the present value of future lease payments was 3.98%. The monthly rent cost under the existing as of December 31, 2022 lease agreements are $7 (based on the exchange rate of Euro/US Dollar $1.043 as of December 31, 2022). Rent costs have been reduced for the Company during 2021 as a result of COVID 19-relief measures applied by the Greek government, as the lessor was partially reimbursed for these rent payments by the state. Accordingly, rent expenses amounted to $87, $47 and $104 for 2022, 2021 and 2020, respectively, and are included in General and administrative expenses in the accompanying consolidated financial statements.  The Company assessed in 2021 that the rent concession qualifies for the election and elected to not evaluate whether a concession provided due to COVID-19 is a lease modification under ASC 842. The Company has assessed the right of use asset recognized for office leases for impairment and concluded that no impairment charge should be recorded as December 31, 2022 and 2021 as no impairment indicators existed.

The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2022:

Amount
Year 1	$77
Year 2	59
Year 3	39
Total	$175
Less imputed interest	(12)
Present value of lease liabilities	$163

Lease liabilities, current	73
Lease liabilities, non- current	90
Present value of lease liabilities	$163